Commitments	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on December 12, 2019, the holders of the Founder Shares, Placement Units (including securities contained therein) and units (including securities contained therein) that may be issued upon conversion of Working Capital Loans, and any shares of Class A common stock issuable upon the exercise of the Placement Warrants and any shares of Class A common stock and warrants (and underlying Class A common stock) that may be issued upon conversion of units issued as part of the Working Capital Loans and Class A common stock issuable upon conversion of the Founder Shares, are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter’s Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit of the gross proceeds from the Units sold in the Initial Public Offering, or $8,750,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on December 12, 2019, the holders of the Founder Shares, Placement Units (including securities contained therein) and units (including securities contained therein) that may be issued upon conversion of Working Capital Loans, and any shares of Class A common stock issuable upon the exercise of the Placement Warrants and any shares of Class A common stock and warrants (and underlying Class A common stock) that may be issued upon conversion of units issued as part of the Working Capital Loans and Class A common stock issuable upon conversion of the Founder Shares, are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain "piggy-back" registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

In connection with the Closing, the Company, the Sponsor and SOC Holdings LLC entered into an Amended and Restated Registration Rights Agreement, dated as of October 30, 2020 (the "Amended and Restated Registration Rights Agreement"). Under the Amended and Restated Registration Rights Agreement, the Company is obligated to file a registration statement to register the resale of up to approximately 39.0 million shares of the Company's Class A common stock held by the Sponsor and SOC Holdings LLC in addition to the Placement Warrants held by the Sponsor and the up to 350,000 shares of the Company's Class A common stock issuable upon the exercise of the Placement Warrants. In addition, pursuant to the terms of the Amended and Restated Registration Rights Agreement and subject to certain requirements and customary conditions, including with regard to the number of demand rights that may be exercised, the Sponsor and SOC Holdings LLC and their respective permitted transferees may demand at any time or from time to time, that the Company file a registration statement on Form S-1, or any similar long-form registration statement, or, if available, on Form S-3, to register the shares of the Company's Class A common stock, including the Placement Warrants and shares of Class A common stock issuable upon exercise of the Placement Warrants, held by such stockholders. The Amended and Restated Registration Rights Agreement also provides "piggy-back" registration rights to such stockholders, subject to certain requirements and customary conditions. The Amended and Restated Registration Rights Agreement further provides that the Founder Shares and the Placement Shares held by the Sponsor or its permitted transferees will be locked-up for certain time periods ranging from between 30 days after the Closing for the Placement Shares to one year after the Closing for the Founder Shares, subject to certain exceptions.

Underwriting Agreement

The underwriter of the Initial Public Offering was entitled to a deferred fee of $0.35 per Unit of the gross proceeds from the Units sold in the Initial Public Offering, or $8,750,000 in the aggregate. On September 22, 2020, the underwriter agreed to reduce the deferred fee to $5,000,000 if the Business Combination was consummated. The adjusted deferred fee was paid in cash upon the closing of the Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.